Segment Information (Premiums, Universal Life and Investment-Type Product Policy Fees and Other Revenues by Major Product Groups) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 5,412	$ 5,740	$ 6,111
Annuity products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,363	3,938	4,249
Life insurance products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	1,822	1,745	1,726
Other products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 227	$ 57	$ 136